Condensed Parent Company Statements of Comprehensive Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Statement Line items
Loss for the period	kr (91,934)	kr (192,429)	kr (279,459)	kr (399,477)	kr (412,268)
Other comprehensive income/(loss)	(4,596)	32,445	(4,099)	32,539	39,050
Total comprehensive income/(loss) for the period	(96,530)	(159,984)	(283,558)	(366,938)	(373,218)
Parent Company
Statement Line items
Loss for the period	(122,072)	(142,913)	(187,041)	(248,842)	(208,548)
Total comprehensive income/(loss) for the period	kr (122,072)	kr (142,913)	kr (187,041)	kr (248,842)	kr (208,548)